Convertible Notes Payable (Details) - USD ($)						1 Months Ended					3 Months Ended			8 Months Ended	9 Months Ended		12 Months Ended
	Jul. 25, 2016	Dec. 28, 2015	Dec. 08, 2015	Nov. 25, 2015	Apr. 24, 2015	Jul. 19, 2017	Mar. 28, 2017	Nov. 29, 2016	Jul. 22, 2016	Jul. 27, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 08, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 13, 2017	Mar. 29, 2016	Feb. 12, 2016	Aug. 04, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Loss on extinguishment of debt																$ (272,749)	$ (272,749)	$ (635,986)
Conversion of debt																	2,456,679
Convertible notes payable, maturity date	Sep. 23, 2016								Sep. 22, 2016									Dec. 08, 2016
Proceeds from convertible notes payable																		$ 2,962,304
Debt issuance costs	$ 1,357,356														365,000		1,357,356
Installments in exchange for common stock																		350,000
Amortization of debt discount															1,448,506	515,032	648,365	$ 1,093,371
Shares issued for debt relief							237,559
Aggregate principal amount of secured convertible notes	15,000,000
Common stock conversion price																		$ 2.50
Adjustment to additional paid-in capital upon modification																	1,702,400
Debt instrument, description						(i) an aggregate principal amount of $594,408 of secured subordinated convertible promissory notes of the Company (the "July 2017 Notes") due in July 2018, and (ii) warrants exercisable into 297,202 shares of Common Stock (the "July 2017 Warrants"). The July 2017 Notes are convertible into shares of Common Stock at a conversion price of $2.00 per share and the July 2017 Warrants are exercisable into shares of Common Stock with a five year term and an exercise price of $2.00 per share.
Term note, minimum interest																	$ 253,028
Shares issued upon conversion																	1,228,828
Notes outstanding																		$ 3,294,850
Loss on conversion of convertible note interest																44,628
Inducement expense																		755,000
Warrants exercisable shares of common stock						297,202
Non-cash charge for modification of convertible exchange note terms															191,630
Defferred debt issue costs	$ 450,000
Non-cash charge for modification of warrant terms															37,000
December 2015 Private Placement [Member]
Short-term Debt [Line Items]
Number of common stock issued			90,000
Maximum [Member]
Short-term Debt [Line Items]
Notes outstanding																				$ 3,209,850
Minimum [Member]
Short-term Debt [Line Items]
Notes outstanding																				$ 1,208,850
LogicMark Investment Partners [Member]
Short-term Debt [Line Items]
Outstanding balance including accrued and unpaid interest						$ 594,403
April Purchase Agreement [Member]
Short-term Debt [Line Items]
Loss on extinguishment of debt			$ 635,986
Conversion of debt																		1,784,850
Proceeds from convertible notes payable					$ 1,481,500
Debt issuance costs					93,500
Fair value of warrants					860,000
Beneficial conversion feature					715,000
Debt conversion, description		The Company satisfied by an issuance of common stock as a result of a waiver by the holders which allowed the Company to issue common stock below $2.50.
Amortization of debt discount					1,575,000									$ 983,836
Aggregate principal amount of secured convertible notes		$ 350,000	500,000		$ 1,575,000									500,000
Convertible notes bear interest per annum					6.00%
Common stock conversion price					$ 25.20																$ 2.35
Convertible debt principal amount			$ 2,134,850											2,134,850
Warrants exercisable, term					6 months
April Purchase Agreement [Member] | Class A Warrant [Member]
Short-term Debt [Line Items]
Common stock purchase warrant, shares					46,875
Exercise price					$ 30.20
April Purchase Agreement [Member] | Class B Warrant [Member]
Short-term Debt [Line Items]
Common stock purchase warrant, shares					46,875
Exercise price					$ 50.00
December Purchase Agreement [Member]
Short-term Debt [Line Items]
Conversion of debt																	$ 838,171
Debt conversion, description			The December Notes bear interest at a rate of 8% per annum. The December Notes were convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price of $2.35 per share, as modified. In case of an Event of Default (as defined in the December Notes), the notes are convertible at 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior fifteen (15) trading days, until such Event of Default has been cured.
(a) $5.50 per share and (b) from and after an Event of Default (as defined in the December Notes), 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior thirty (30) trading days, until such Event of Default has been cured.

Amortization of debt discount																		$ 109,535
Convertible debt principal amount			$ 1,500,000											1,500,000
Debt instrument, description			85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior fifteen (15) trading days at the option of the Company.
Term note, minimum interest																	$ 38,560
Shares issued upon conversion																	373,077
Debt discount			$ 1,719,700
Notes outstanding			3,644,850											3,644,850			$ 0
Derivative liability			912,330											912,330
November Purchaser Agreement [Member]
Short-term Debt [Line Items]
Convertible notes payable, maturity date				Dec. 15, 2015				Nov. 29, 2017
Amortization of debt discount																	$ 133,333
Common stock conversion price								$ 3.00
Convertible notes bear interest				12.00%
Convertible debt principal amount				$ 200,000				$ 1,500,000
Debt instrument, description								(i) an aggregate principal amount of $1,500,000 of new secured subordinated promissory notes (the "Exchange Notes") and (ii) warrants (the "Warrants", and together with the Exchange Notes, the "Exchange Securities") convertible into 500,000 shares of common stock of the Company, par value $0.0001 (the "Common Stock"). The Holders purchased the $1,500,000 of Original Notes from LogicMark Investment prior to this transaction.
Term note, minimum interest				$ 10,000
Warrants exercisable, term								5 years
Warrant exercise price								$ 3.00
Accrued interest rate of per annum								15.00%
November Notes [Member]
Short-term Debt [Line Items]
Common stock price per share																			$ 2
Defferred debt issue costs											35,949				35,949
Unamortized note discount											491,667				491,667
November Notes [Member] | Maximum [Member]
Short-term Debt [Line Items]
Common stock conversion price																			3.00
Warrant exercise price								$ 3.00
November Notes [Member] | Minimum [Member]
Short-term Debt [Line Items]
Common stock conversion price																			2.00
Warrant exercise price								$ 2.00
Warrant [Member]
Short-term Debt [Line Items]
Common stock price per share																			$ 3.00
Warrant exercise price																	$ 12.00	$ 22.60					$ 28.00
Defferred debt issue costs											$ 432,917				432,917
Debt discount amortized															$ 81,839
Warrant [Member] | Maximum [Member]
Short-term Debt [Line Items]
Warrant exercise price											$ 6.54				$ 6.54
Warrant [Member] | Minimum [Member]
Short-term Debt [Line Items]
Warrant exercise price											$ 4.043				$ 4.043
8% Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable, maturity date										Sep. 11, 2015
Proceeds from convertible notes payable										$ 200,000
Aggregate principal amount of secured convertible notes										$ 200,000
Common stock conversion price										$ 35.00												$ 35.00
Convertible notes bear interest										8.00%
Convertible debt principal amount										$ 222,222
Debt instrument, description										If such prepayment was made within sixty (60) days after the issuance date of the 8% Convertible Notes, the Company would pay an amount in cash equal to 109% of the sum of the then outstanding principal amount of the note and interest; thereafter, if such prepayment was made, the Company would pay an amount in cash equal to 114% of the sum of the then outstanding principal amount of the note and interest.
Maximum interest rate for convertible notes payable										24.00%
Inducement expense													$ 100,000
Common stock price per share																						$ 17.50
Convertible Note [Member]
Short-term Debt [Line Items]
Loss on extinguishment of debt			635,986
Aggregate principal amount of secured convertible notes		$ 350,000	500,000											500,000
Common stock conversion price		$ 2.50
Convertible debt principal amount			$ 2,134,850											$ 2,134,850